SCHEDULE OF EXPECTED TIMING OF RECOVERY OR SETTLEMENT FOR CONTRACT ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Contract Assets
Within one year	$ 3,928	$ 30,634	$ 43,870
Total contract assets	$ 3,928	$ 30,634	$ 43,870